SHARE CAPITAL (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2018 $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares
Disclosure of transactions between related parties [line items]
Stock option description		The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares.
Stock options could still be granted		1,760,000
Broker [Member]
Disclosure of transactions between related parties [line items]
Common stock shares issued for services		10,000
Common stock average price per share | $ / shares	$ 3.19	$ 3.19
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Subscription receivable, shares	50,000	50,000
Subscription receivable, per share | $ / shares	$ 3.00	$ 3.00
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Private placement and exercise of warrants | $		$ 9,931,957
Common stock shares issued for services		3,471,283
Common stock average price per share | $ / shares	$ 2.86	$ 2.86
Corporate Legal Counsel [Member]
Disclosure of transactions between related parties [line items]
Common stock shares issued for services	100,000
Common stock average price per share | $ / shares	$ 3.14	$ 3.14